UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:

703-356-6121

Date of fiscal year end:

October 31

Date of reporting period:

July 1, 2010 - June 30, 2011

Item 1. Proxy Voting Record

Matter Voted On	Proposed By	Vote	For or Against Management
American Express Company (AXP, CUSIP 025816109 ) meeting 5/2/11
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Advisory vote approving executive compensation	Issuer	Against	Against
Frequency of advisory executive compensation vote	Issuer	For 1 yr	For
Relating to cumulative voting for Directors	Shareholder	For	Against
Relating to calling of special shareholder meetings	Shareholder	Against	For

American International Group, Inc. (AIG, CUSIP 026874784 ) meeting 5/11/11
Election of Directors	Issuer	For all	For
Executive compensation	Issuer	For	For
Amend Cert of Incorporation to restrict transfers to protect AIG’s tax attributes	Issuer	For	For
Ratify Tax Asset Protection Plan	Issuer	For	For
Ratify auditor	Issuer	For	For
Restrict hedging transactions	Shareholder	Against	For

Berkshire Hathaway Inc. (BRK.B, CUSIP 084670702) meeting 4/30/11
Election of directors	Issuer	For all	For
Approve compensation of company’s named executive officers	Issuer	For	For
Determine frequency with which shareholders of the company shall be entitled to have advisory vote on executive compensation	Issuer	For 3 yr	For
Establishment of quantitative goals for reduction of greenhouse gas and other air emissions	Shareholder	Against	For

Houston Wire & Cable Company (HWCC, CUSIP 44244K109) meeting 5/3/11
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Advisory vote on executive compensation	Issuer	For	For
Frequency of advisory vote on executive compensation	Issuer	For 1 yr	For

Hurco Companies, Inc. (HURC, CUSIP 447324104 ) meeting 3/17/11
Election of Directors	Issuer	For	For
Advisory vote on executive compensation	Issuer	For	For
Frequency of advisory vote on executive compensation	Issuer	For 3 yr	For
Ratification of auditor	Issuer	For	For

POSCO (PKX, CUSIP 693483109) Annual shareholder meeting 2/25/11
Approval of financial statements	Issuer	For	For
Partial amendments to articles of incorporation	Issuer	For	For
Election of Directors	Issuer	For all	For
Approval of limits of total remuneration for directors	Issuer	For	For

Markel Corporation (MKL, CUSIP 570535104) meeting 5/9/11
Election of directors	Issuer	For all	For
Compensation to named executive officers	Issuer	For	For
Frequency of shareholder advisory votes approving executive compensation	Issuer	For 3 yr	For
Ratification of auditor	Issuer	For	For
Approve performance criteria under executive bonus plan	Issuer	For	For

McCormick & Company, Incorporated (MKC, CUSIP 579780206) meeting 3/20/11
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Advisory vote on executive compensation	Issuer	For	For
Advisory vote on frequency of the vote on executive compensation	Issuer	For 3 yr	For

Sears Holdings Corporation (SHLD, CUSIP 812350106) meeting 5/3/11
Election of directors	Issuer	For	For
Executive compensation	Issuer	For	For
Frequency of advisory vote on executive compensation	Issuer	For 1 yr	For
Ratification of auditor	Issuer	For	For
Require disclosure of corporate political contributions	Shareholder	For	Against

St. Joe Company (JOE, CUSIP 790148100) meeting 5/17/11
Elect directors	Issuer	For All	For
Executive compensation and policies	Issuer	For	For
Frequency of shareholder votes on executive compensation	Issuer	For 1 yr	For
Ratify auditor	Issuer	For	For

Stryker Corporation (SYK, CUSIP 863667101) meeting 4/26/11
Election of directors	Issuer	For all	For
Ratification of auditor	Issuer	For	For
Approval of 2011 long-term incentive plan	Issuer	For	For
Approval of 2011 performance incentive award plan	Issuer	For	For
Executive compensation	Issuer	For	For
Frequency of future advisory votes on executive compensation	Issuer	For 1 yr	For
Shareholder proposal , if properly presented at the meeting	Issuer	For	Against

UnitedHealth Group Incorporated (UNH, CUSIP 91324P102) meeting 3/24/11
Election of directors	Issuer	For all	For
Executive compensation	Issuer	For	For
Frequency of say-on-pay vote	Issuer	For 1 yr	For
Group 2011 Incentive Stock Plan	Issuer	For	For
Increase number of shares issuable under 1993 ESOP	Issuer	For	For
Ratification of auditor	Issuer	For	For

U.S. Bancorp (USB, CUSIP 902973304) meeting 4/19/11
Election of Directors	Issuer	For all	For
Ratification of auditor	Issuer	For	For
Approval of Stock Incentive Plan	Issuer	For	For
Frequency of future advisory votes on executive compensation	Issuer	For 3 yrs	For
Advisory vote to approve executive compensation	Issuer	For	For

UTI Worldwide Inc. (UTIW, CUSIP G87210103) meeting 6/13/11
Election of Directors	Issuer	For	For
Frequency of future advisory votes on compensation of named executive officers	Issuer	For 1 yr	For
Ratification of auditor	Issuer	For	For

Weight Watchers International, Inc (WTW, CUSIP 948626106) meeting 5/11/11
Election of Directors	Issuer	For all	For
Ratification of auditor	Issuer	For	For
Approve executive compensation	Issuer	For	For
Frequency of advisory vote on executive compensation	Issuer	For 3 yr	For

Wellpoint, Inc. (WLP, CUSIP 94973V107) meeting 5/10/11
Election of Directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Remove supermajority voting requirements for restrictions on ownership and transfer of stock, voting rights of shares and number of directors	Issuer	For	For
Remove supermajority voting requirements for removal of directors and for certain business combinations and other supermajority provisions	Issuer	For	For
Remove certain restrictions on ownership of shares	Issuer	For	For
Delete certain obsolete provisions	Issuer	For	For
Delete other obsolete provisions and making conforming changes	Issuer	For	For
Compensation of executive officers	Issuer	For	For
Frequency of advisory vote on compensation of executive officers	Issuer	For 1 yr	For
Feasibility study for converting to nonprofit status	Shareholder	Against	For
Change jurisdiction of incorporation from Indiana to Delaware	Shareholder	Against	For
Separate the Chair and CEO position	Shareholder	Against	For

Wells Fargo & Company (WFC, CUSIP 949746101) meeting 5/3/11
Election of Directors	Issuer	For	For
Advisory resolution to approve named executives compensation	Issuer	For	For
Advisory proposal on frequency of future advisory votes	Issuer	For 1 yr	For
Ratify independent auditor	Issuer	For	For
Amend to allow holders of 10% of common stock to call special meetings	Shareholder	Against	For
Provide cumulative voting in contested director elections	Shareholder	Against	For
Require independent chairman	Shareholder	Against	For
Advisory vote on director compensation	Shareholder	Against	For
Proposal regarding investigation and report on internal controls for mortgage servicing operations	Shareholder	Against	For

Yum! Brands Inc. (YUM, CUSIP 988498101) meeting 5/19/11
Election of Directors	Issuer	For	For
Ratification of Auditors	Issuer	For	For
Approve executive compensation	Issuer	For	For
Frequency of advisory vote on executive compensation	Issuer	For 1 yr	For
Shareholder proposal relating to right to call special shareowner meeting	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

August 31, 2011